TEXAS CAPITAL FUNDS TRUST

2000 McKinney Avenue, Suite 700

Dallas, Texas 75201

VIA EDGAR

May 1, 2024

U.S. Securities and Exchange Commission

Attn: Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Texas Capital Funds Trust (the “Trust”)

File Nos. 333-271134 / 811-23862

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies that (i) the form of (a) Prospectus and Statement of Additional Information (“SAI”) for the Texas Capital Texas Equity Index ETF, Texas Capital Texas Oil Index ETF and Texas Capital Texas Small Cap Equity Index ETF and (b) Prospectus and SAI for the Texas Capital Government Money Market Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A, and (ii) the text of Post-Effective Amendment No. 5 has been filed electronically on April 29, 2024 (Accession No. 0001580642-24-002359).

Please contact the undersigned at (945) 229-5947 if you have any questions.

Very truly yours,

/s/ Neil Rajan

Neil Rajan

Secretary and Chief Legal Officer